CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
Schedule of total revenue

	For the years ended December 31,
	2022	2023	2024
	US$’000	US$’000	US$’000
Customer A	40,824	19,326	N/A(i)
Customer B	38,821	N/A(i)	N/A(i)
Customer C	N/A(i)	N/A(i)	27,560

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(i)	Revenue from the relevant customer was less than 10% of the Company’s total revenue for the respective year.

Schedule of total accounts receivable

	As of December 31,
	2023	2024
	US$’000	US$’000
Customer D	3,806	N/A(ii)
Customer E	1,785	N/A(ii)
Customer F	N/A(ii)	2,204

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(ii)	Accounts receivable from relevant customers was less than 10% of the Company’s total accounts receivable for the respective year.

Schedule of total purchases

	For the years ended December 31,
	2022	2023	2024
	US$’000	US$’000	US$’000
Supplier A	N/A(iii)	20,470	13,241
Supplier B	36,928	N/A(iii)	N/A(iii)
Supplier C	35,071	N/A(iii)	N/A(iii)
Supplier D	N/A(iii)	21,433	N/A(iii)
Supplier E	N/A(iii)	19,430	N/A(iii)
Supplier F	N/A(iii)	N/A(iii)	22,321
Supplier G	N/A(iii)	N/A(iii)	14,167

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(iii)	Purchase from relevant suppliers was less than 10% of the Company’s total purchase for the respective year.

Schedule of total accounts payable

	As of December 31,
	2023	2024
	US$’000	US$’000
Supplier H	1,482	N/A(iv)
Supplier G	1,470	1,726
Supplier J	1,696	N/A(iv)
Supplier F	N/A(iv)	3,370

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(iv)	Accounts payable from relevant suppliers was less than 10% of the Company’s total accounts payable for the respective year.